Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 88-0320154 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Total	Level 1	Level 2	Level 3
Cash	$40,980	$40,980	$-	$-
Mutual funds	10,775,591	10,775,591	-	-
Unitized CVTI fund	4,390,934	-	4,390,934	-
Total assets in the fair value hierarchy	15,207,505	$10,816,571	$4,390,934	$-
Investments measured at NAV as a practical expedient (a)	67,385,657
Total investments at fair value	$82,593,162
	Total	Level 1	Level 2	Level 3
Cash	$81,103	$81,103	$-	$-
Mutual funds	60,604,761	60,604,761	-	-
Unitized CVTI fund	4,713,974	-	4,713,974	-
Total assets in the fair value hierarchy	65,399,838	$60,685,864	$4,713,974	$-
Investments measured at NAV as a practical expedient (a)	11,403,751
Total investments at fair value	$76,803,589
Description	Fair Value December 31, 2025	Fair Value December 31, 2024	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
Collective Trust Fund	$67,385,657	$11,403,751	N/A	Daily	None